Intangible Assets - Composition and Movements in Net Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 11,725	€ 11,488
Additions	1,530	2,410
Amortization	(2,599)	(2,388)	€ (2,735)
Disposals	(4)	(229)
Impairments	(31)
Transfers and others	204	215
Translation differences and hyperinflation adjustments	545	121
Business combinations	647	108
Ending balance	12,017	11,725	11,488
Total additions including additions corresponding to companies held for sale and sold companies		2,981
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	7,328	6,573
Additions	173	1,188
Amortization	(844)	(725)
Disposals	0	(3)
Impairments	(19)
Transfers and others	0	197
Translation differences and hyperinflation adjustments	392	98
Business combinations	520	0
Ending balance	7,550	7,328	6,573
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,494	2,380
Additions	495	513
Amortization	(1,337)	(1,226)
Disposals	0	(8)
Impairments	(2)
Transfers and others	1,011	828
Translation differences and hyperinflation adjustments	119	6
Business combinations	20	1
Ending balance	2,800	2,494	2,380
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	971	1,238
Additions	0	0
Amortization	(356)	(376)
Disposals	0	0
Impairments	0
Transfers and others	1	0
Translation differences and hyperinflation adjustments	0	2
Business combinations	105	107
Ending balance	721	971	1,238
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	276	512
Additions	0	2
Amortization	(34)	(39)
Disposals	0	(210)
Impairments	0
Transfers and others	1	0
Translation differences and hyperinflation adjustments	18	11
Business combinations	2	0
Ending balance	263	276	512
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	42	51
Additions	22	17
Amortization	(28)	(22)
Disposals	(4)	0
Impairments	(2)
Transfers and others	9	(3)
Translation differences and hyperinflation adjustments	0	(1)
Business combinations	0	0
Ending balance	39	42	51
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	614	734
Additions	840	690
Amortization	0	0
Disposals	0	(8)
Impairments	(8)
Transfers and others	(818)	(807)
Translation differences and hyperinflation adjustments	16	5
Business combinations	0	0
Ending balance	€ 644	€ 614	€ 734